Selected Quarterly Results of Operations - Quarterly Results of Operations (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 940,656	$ 930,133	$ 925,935	$ 921,505	$ 926,776	$ 907,897	$ 902,578	$ 906,287	$ 3,718,229	$ 3,643,538	$ 3,563,637
Operating income	118,497	124,962	120,147	119,535	109,700	126,727	138,000	141,521	483,141	515,948	495,648
Net income	$ 95,709	$ 105,060	$ 107,720	$ 100,842	$ 91,130	$ 107,782	$ 116,261	$ 130,990	$ 409,331	$ 446,163	$ 422,122
Basic earnings per share	$ 0.65	$ 0.71	$ 0.72	$ 0.67	$ 0.60	$ 0.70	$ 0.75	$ 0.84	$ 2.74	$ 2.89	$ 2.65
Diluted earnings per share	$ 0.64	$ 0.70	$ 0.71	$ 0.66	$ 0.59	$ 0.69	$ 0.74	$ 0.83	$ 2.71	$ 2.85	$ 2.62